Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Summary of Provisions

	Legal proceedings	Dilapidations	Total
	(in thousands)
	£	£	£
At January 1, 2022	—	46	46
Charge for year	4,100	—	4,100
At December 31, 2022	4,100	46	4,146

Classified as:
Current	4,100	—	4,100
Non-current	—	46	46
	4,100	46	4,146